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                                               SEC File Nos. 033-08865/811-04847
                                                             033-36962/811-06175


                                 MAINSTAY FUNDS

                         Supplement Dated July 2, 2007
              to the Prospectus Dated March 1, 2007 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus of Eclipse Funds and Eclipse Funds Inc. (collectively, the "Funds"). You may obtain a copy of the Funds' Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


1. The MainStay Small Cap Opportunity Fund will reopen to new investors effective Friday, June 29, 2007.

     The Fund may reject a purchase order (including any purchase through an exchange order) of $1,000,000 or more if the Fund deems the purchase order to be too large or otherwise not in the best interests of the Fund and its shareholders. As set forth in this prospectus, the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order.


2. Under the section entitled Class I considerations, " on page 71 of the Prospectus, replace the "Existing Class I Shareholder" information with the following:

        - Existing Class I Shareholder-(i) who owned shares of the no-load class of any Fund in the Eclipse family of funds as of December 31, 2003, which class was renamed MainStay Class I on January 1, 2004;
          (ii) who owned shares of the no-load class of any ICAP Fund as of August 28, 2006,which class was renamed MainStay Class I; or (iii) becomes a Class I Shareholder by exchanging shares of any McMorgan Fund on or after July 2, 2007.


3. Under the section entitled "Compensation to Dealers" on pages 78 -79 of the Prospectus, delete the fifth bullet point. Also, replace the seventh bullet point in its entirety with the following:

        * In addition to payments described above, the Distributor or an affiliate, from its own resources, may pay other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of any class of Fund shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.40% on new sales and/or up to 0.20% annually on assets held.

4. The section entitled "Exchanging Shares Among MainStay Funds" on page 88 of the Prospectus, is amended to add the following:

While shareholders generally may not exchange shares between classes, effective July 2, 2007, shareholders of McMorgan Class and Class Z shares of any series of the McMorgan Funds may exchange their shares for Class I shares of any other MainStay Fund.

In addition, certain clients of NYLIFE Securities who purchased more than $50,000 of Class B shares of the Funds between January 1, 2003 and June 27, 2007, have the right to convert their Class B shares for Class A shares of the same Fund at the net asset value next computed and without imposition of a contingent deferred sales charge.

5. Effective August 1, 2007, the "Portfolio Managers" section on page 97 of the Prospectus is revised to amend the portfolio manager listing for the All Cap Growth Fund as follows:

     All Cap Growth Fund -Edmund C. Spelman, Robert J. Centrella, John Butler,
                          Eileen Cook, Lanette Donovan, and Denise E. Higgins





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6.  Effective August 1, 2007, the "Portfolio Manager Biographies" section beginning on page 98 of the Prospectus is amended to add the biographies of John Butler, Robert J. Centrella, Eileen Cook, Lanette Donovan, and Denise E.
Higgins:

John Butler   Mr. Butler is a Director at MacKay Shields and a portfolio manager for the All Cap Growth Fund. He joined MacKay Shields as a Director in 2002. z0 Prior to joining MacKay Shields, he was Managing Director of Equity Research at SG Cowen Securities Corporation. Previously he performed equity research with Prudential Securities and Alex, Brown & Sons. He received a MBA in Finance from The Wharton School of Business at the University of Pennsylvania and received a BA from Lafayette College. John has been in the investment management and research industry since 1993.

Robert J. Centrella, CFA   Mr. Centrella is a Managing Director at MacKay
Shields and a portfolio manager for the All Cap Growth Fund. He joined MacKay Shields in 1996 as a Portfolio Manager/Research Analyst in the Equity Division. Immediately prior to joining MacKay Shields, he was with Gibraltar Advisors where he was Vice President and Portfolio Manager. Prior to that, he was with Foxhall Investment Management as a Portfolio Manager, and earlier in his career he was a Senior Financial Analyst at the Federal National Mortgage Association. He has been in the investment management industry since 1985. He received a BS in Accounting from the University of Scranton and a MBA in Finance from George Mason University. He became a holder of the Chartered Financial Analyst designation in 1993.

Eileen Cook   Ms. Cook is a Director at MacKay Shields and a portfolio manager for the All Cap Growth Fund. She rejoined MacKay in 2006 as a Director, Portfolio Manager/Research Analyst in the Growth Equity Investment team. She was previously with MacKay Shields from 1994 to 2002 in the Growth Equity Investment team. Prior to MacKay Shields, Ms. Cook was with Lord, Abbett & Co., Inc. as an Assistant Portfolio Manager/Analyst, and prior to that a Research Analyst at Smith Barney, Harris Upham & Co. for four years. She has 14 years experience in investment management and research and has a BA from The American University, majoring in International Studies and Economics. Eileen also did graduate work at the Stern School of Business at New York University.

Lanette Donovan   Ms. Donovan is a Director at MacKay Shields and a portfolio manager for the All Cap Growth Fund. She joined MacKay Shields as a Director, Growth Equity Portfolio Manager/Research Analyst in 2005. She was most recently Managing Director of Global Equity Investments at Deutsche Asset Management. Prior to that, she spent several years as Managing Director of Global Equity Research at SSBCITI Global Asset Management. Previously, she was Director of Equity Research at College Retirement Equities Fund and prior to that was an Equity Research Analyst at Gabelli & Company. Earlier in her career, Ms. Donovan managed private investments, and also spent some time at Credit Agricole, Twenty-First Securities and Bankers Trust Company. She received her MBA from the Columbia Business School and her BS in Finance from The Wharton School at the University of Pennsylvania. She has been in the investment management and research industry since 1984.

Denise E. Higgins, CFA   Ms. Higgins is a Director at MacKay Shields and a
portfolio manager for the All Cap Growth Fund. She joined MacKay Shields' Growth Equity team in 1999 after having spent 6 years at J.P. Morgan Investment Management, most recently as a Small Cap Portfolio Manager. Prior to that, she was with Lord, Abbett & Company for 11 years. Ms. Higgins received a MBA in Finance from The Wharton School of Business at the University of Pennsylvania and a BA in Economics at The College of Mount Saint Vincent. She became a holder of the Chartered Financial Analyst designation in 1985 and is a member of both the Association of Investment Management and Research and the New York Society of Security Analysts. She has been in the investment management and research industry since 1982.


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Under the section titled "Portfolio Manager Biographies" of the Prospectus, the
biography of Anthony R. Malloy on page 99 is revised as follows:

Anthony R. Malloy   Mr. Malloy is a Senior Managing Director at NYLIM and heads the Fixed Income Investors Group. He is a portfolio manager for the Income Manager Fund and oversees the fixed income team that selects the fixed income instruments included in the Fund's portfolio. Mr. Malloy joined NYLIM in 1999 and served as head of NYLIM's Leveraged Loan Group. Prior to joining NYLIM, Mr. Malloy was a Vice President in the loan and debt capital markets groups at J.P. Morgan. Prior to joining J.P. Morgan, Mr. Malloy was a Director and head of risk management in the derivatives group at The Toronto-Dominion Bank. Mr. Malloy received a B.A. in English and Economics from Middlebury College and an M.B.A. in Finance from New York University.

7. Wire Redemptions
   ----------------

     Effective June 28, 2007, MainStay Investments will no longer charge a fee for wire redemptions of Class I Shares.





            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.


                                                                    MS16gc-06/07